Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
Schedule of Components of the Income Tax Expense (Benefit)

The components of the income tax expense (benefit) are as follows:

	For the year ended March 31,
	2026	2025	2024
	USD	USD	USD
Current
Cayman Islands	-	-	-
British Virgin Islands	-	-	-
Hong Kong	-	232,596	234,631

Deferred
Cayman Islands	-	-	-
British Virgin Islands	-	-	-
Hong Kong	213,018	(3,079)	(5,413)
Total	213,018	229,517	229,218

Schedule of Components of the Company’S Deferred Tax Asset and Liability	Components of the Company’s deferred tax asset and liability are as follows:
	As of March 31,
	2026	2025
	USD	USD
Deferred tax assets
Right-of-use assets – finance lease	-	984
Provision for allowance of credit losses	889	11,845
Deferred tax liabilities
Accelerated tax depreciation on equipment	(201,079)	-
Net deferred tax (liabilities)/assets	(200,190)	12,829

Schedule of Income Tax Expenses
	For the year ended March 31,
	2026	2025	2024
	USD	USD	USD
Profit before income taxes	(7,791,712)	1,505,399	1,525,421
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	(1,285,632)	248,391	251,694

Reconciling items:
Tax effect of income that is not taxable*	-	(404)	(938)
Tax effect of expense that is not deductible@	1,355,665	2,876	-
Tax effect of tax depreciation allowances and current-year tax losses of the operating subsidiary	142,985
Effect of two-tier tax rate	-	(21,154)	(21,154)
Statutory tax deduction#	-	(192)	(384)
Income tax expense	213,018	229,517	229,218

*	Income that is not taxable mainly consisted of the government subsidies which are non-taxable under Hong Kong income tax law.

@	Expense that is not deductible mainly consisted of share-based payment which is not tax-deductible under Hong Kong income tax law.

#	It represents a tax reduction granted by the Hong Kong SAR Government, subject to a maximum reduction of HK$1,500 and HK$3,000 for the years ended March 31, 2025 and 2024, respectively, for each business.